Business Combinations (Schedule Of Components And The Allocations Of The Purchase Prices) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended								12 Months Ended															12 Months Ended
	Jan. 31, 2012 Y	Jan. 31, 2011 Y	Jan. 31, 2012 Vovici Acquisition [Member] Y	Aug. 04, 2011 Vovici Acquisition [Member]		Aug. 04, 2011 Vovici Acquisition [Member] Developed Technology [Member]	Aug. 04, 2011 Vovici Acquisition [Member] Customer Relationships [Member]	Aug. 04, 2011 Vovici Acquisition [Member] Trademarks And Trade Names [Member]	Aug. 04, 2011 Vovici Acquisition [Member] Other Identifiable Intangible Assets [Member]	Jan. 31, 2012 Global Management Technologies Acquisition [Member] Y	Oct. 07, 2011 Global Management Technologies Acquisition [Member]		Oct. 07, 2011 Global Management Technologies Acquisition [Member] Developed Technology [Member]	Oct. 07, 2011 Global Management Technologies Acquisition [Member] Customer Relationships [Member]	Oct. 07, 2011 Global Management Technologies Acquisition [Member] Trademarks And Trade Names [Member]	Oct. 07, 2011 Global Management Technologies Acquisition [Member] Other Identifiable Intangible Assets [Member]	Jan. 31, 2012 Series of Individually Immaterial Business Acquisitions [Member]	Jan. 31, 2012 Other Acquisitions [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Developed Technology [Member]	Jan. 31, 2012 Other Acquisitions [Member] Customer Relationships [Member]	Jan. 31, 2012 Other Acquisitions [Member] Trademarks And Trade Names [Member]	Jan. 31, 2012 Other Acquisitions [Member] Other Identifiable Intangible Assets [Member]	Jan. 31, 2011 Iontas Acquisition [Member]		Jan. 31, 2011 Iontas Acquisition [Member] Developed Technology [Member]	Jan. 31, 2011 Iontas Acquisition [Member] Customer Relationships [Member]	Jan. 31, 2011 Iontas Acquisition [Member] Trademarks And Trade Names [Member]	Jan. 31, 2011 Iontas Acquisition [Member] Other Identifiable Intangible Assets [Member]	Jan. 31, 2012 Verint Segment [Member]	Aug. 04, 2011 Verint Segment [Member] Vovici Acquisition [Member]	Oct. 07, 2011 Verint Segment [Member] Global Management Technologies Acquisition [Member]	Jan. 31, 2012 Verint Segment [Member] Series of Individually Immaterial Business Acquisitions [Member]	Jan. 31, 2012 Verint Segment [Member] Iontas Acquisition [Member] Y	Feb. 04, 2010 Verint Segment [Member] Iontas Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 55,708							$ 24,596							$ 33,835					$ 17,738							$ 56,100	$ 24,600	$ 33,800		$ 17,700
Fair value of contingent consideration	(38,646)	(3,686)		9,900						(9,600)	12,000						(20,100)	20,504					3,224						(7,200)				(1,700)	(3,200)
Fair value of stock options				60							0							0					0
Bank debt, prepaid at closing				435							0							0					0
Other purchase price adjustments				0							0							816					0
Prepaid product licenses and support services				0							0							0					1,493
Trade accounts payable				0							0							0					(712)
Total purchase price				66,103							36,596							55,155					21,743									55,100		21,700
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents				179							0							4,614					2,569
Accounts receivable				1,106							512							842					0
Other current assets				5,219							1,717							11,036					286
Other assets				913							483							5,579					89
Current and other liabilities				(2,931)							(1,915)							(15,419)					(211)
Deferred revenue				(2,264)							(1,234)							(944)					0
Bank debt				0							0							(3,330)					0
Deferred income taxes - long-term				(6,021)							(108)							186					(993)
Net tangible assets (liabilities)				(3,799)							(545)							2,564					1,740
Total identifiable intangible assets				28,400	[1]	11,300	15,400	1,700	0		14,000	[1]	7,400	6,200	400	0		22,054 [1]	9,743	7,040	1,350	1,421	7,227	[1]	6,949	0	0	278
In-process research and development assets								0							0						2,500						0
Goodwill				$ 41,502							$ 23,141						$ 33,500	$ 30,537					$ 12,776										$ 12,800
Weighted-average estimated useful life of acquired finite-lived identifiable intangible assets (in years)	7.5	5.9	8.1							7.2								6.8															5.9

[1]	The weighted-average estimated useful life of all finite-lived identifiable intangible assets is 7.5 and 5.9 years for the fiscal year ended January 31, 2012 and 2011, respectively.